Average Annual Total Returns - Class A Shares - HAWAII MUNICIPAL BOND FUND	May 01, 2021
ICEBofAML [Member]
Average Annual Return:
1 Year	4.77%
5 Years	3.53%
10 Years	4.17%
CLASS A SHARES For Participants
Average Annual Return:
1 Year	0.41%
5 Years	1.80%
10 Years	2.76%
CLASS A SHARES For Participants | After Taxes on Distributions
Average Annual Return:
1 Year	0.32%
5 Years	1.75%
10 Years	2.69%
CLASS A SHARES For Participants | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.94%
5 Years	1.83%
10 Years	2.66%